DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2023
DISCONTINUED OPERATIONS
Schedule of major classes of assets and liabilities of the discontinued operations
	As of	As of
	December 31,	December 31,
	2023	2022
ASSETS
CURRENT ASSETS
Cash	-	$1,528,247
Accounts receivable, net	-	93,206
Advance to suppliers	-	44,105
Prepaid expenses and other current assets, net	-	3,353,307
TOTAL CURRENT ASSETS	-	$5,018,865

NON-CURRENT ASSETS
Goodwill on acquisitions	-	64,194,823
Property and equipment, net	-	10,175,145
Land use right, net	-	1,269,436
TOTAL NON-CURRENT ASSETS	-	$75,639,404

TOTAL ASSETS	-	$80,658,269

LIABILITIES AND SHAREHOLDERS' EQUITY
CURRENT LIABILITIES
Accounts payable	-	116,063
Contract liabilities	-	7,520,859
Taxes payable	-	7,973
Accrued expenses and other current liabilities	-	6,714,946
TOTAL CURRENT LIABILITIES	-	$14,359,841

NON-CURRENT LIABILITIES
Contingent consideration	-	21,515,801
TOTAL LIABILITIES	-	$35,875,642

Schedule of operating results of the discontinued operations
	For the years ended December 31,
	2023	2022

Revenues	$7,623,039	$6,385,017
Cost of revenues	(6,564,075)	(4,413,863)
Gross profit	1,058,964	1,971,154
Operating expenses	(1,252,331)	(1,807,103)
Other expenses	(941,325)	425,298
(Loss) income before income tax	(1,134,692)	589,349
Income tax expenses	-	-
(Loss) income from net assets held for sale	$(1,134,692)	$589,349